[BOYS, ARNOLD & COMPANY LETTERHEAD]

April 16, 1997

Dear Shareholder:

We are pleased to enclose your copy of the Semi-Annual report for The North Carolina Tax Free Bond Fund for the period ended February 28, 1997.

Over the last six months your fund has performed well in what was a modestly declining interest rate environment. With the exception of a slight decline in bond returns in December, municipal bonds experienced positive returns in every other month of the period. The supply of new municipal bond issues nationally and in North Carolina has continued at an historically low level. This limited supply has had the effect of dampening the volatility of the municipal market and kept prices relatively stable.

For the six months ended February 28, 1997, the Fund had a total return of +4.75% (which includes both income and price change) after all expenses. This Fund's return compared favorably with its peers in North Carolina. The average return was + 4.51% for the 36 "North Carolina Municipal Debt Funds" tracked by Lipper Analytical Services over the same period. The net asset value of the Fund on February 28, 1997 was $10.57 and the income paid during the period was $.24 per share.

The Fund remains invested in a well diversified portfolio of high quality North Carolina municipal bonds with an intermediate average maturity. The portfolio's overall quality is better than AA as measured by Standard and Poor's Corporation quality ratings and the average maturity is currently about fifteen years.

We are pleased to announce that now investors can now find the Fund's daily NAV quotation on over 280,000 market data terminals by using the Fund's new ticker symbol which is: NCTFX.

In an effort to continuously monitor and control costs of the Fund, the Trustees recently reviewed the Auditors and Custodian based upon their services and fees. From that review, they directed changes in each of these service providers which will result in lower costs to the Fund. These new providers to the Fund are comparable if not better, well established and experienced firms, which we believe will provide outstanding service to the Fund.

Subsequent to the close of the Fund's reporting period, the Federal Reserve took action to raise the discount rate causing both long and short term interest rates to rise. There is much debate today about whether additional increases will be enacted by the Fed due to concerns over the strength of the economy and the potential for labor pressures to nudge up domestic inflation. Ironically, this comes about as inflation continues to remain benign and according to Fed Chairman, Alan Greenspan, is sizably overstated by the Consumer Price Index. Despite these concerns, there are several positive factors which should help municipal bonds; the most important being municipal bond issuance, which should remain at historical lows. Additionally, municipal refunding should remain modest as long as interest rates remain constant and do not decline. And finally, the lack of tax reform and possible further reduction of the budget deficit improve the outlook for municipal bonds.

Municipal bonds provide one of the few remaining alternatives for investors to reduce their tax obligations. We encourage investors to maintain a long term outlook toward their investment in the Fund and to consider a plan of regular investment through dollar cost averaging.

We appreciate your continued trust and support and we welcome your questions and comments.

Sincerely,


/s/ John B. Kuhns          /s/ Jon L. Vannice
John B. Kuhns              Jon L. Vannice

Past performance is no guarantee of future results. During the period covered the Fund's Advisor and Administrator waived all or a portion of their fees and reimbursed a portion of the Fund's expense, which increased the total return and yield of the Fund.

                                  THE NORTH CAROLINA TAX FREE BOND FUND

                                        PORTFOLIO OF INVESTMENTS

                                            February 28, 1997
                                               (Unaudited)

-------------------------------------------------------------------------------------------------------
                                                           Principal  Interest    Maturity        Value
                                                              Amount      Rate        Date      (note 1)
-------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 96.26%

   Appalachian State University, North
      Carolina Utility System Revenue                      $150,000       5.90%   05-15-08     $161,030
   Asheville, North Carolina
      Water System Revenue                                  150,000       5.50%   08-01-11      153,645
   Buncombe County, North Carolina
      Public Improvement General Obligation                 100,000       5.80%   02-01-09      105,497
   Buncombe County, North Carolina
      Solid Waste System Special Obligation Revenue         200,000       5.60%   03-01-11      207,243
   Cabarrus County, North Carolina
      General Obligation                                    250,000       5.40%   02-01-17      245,751
   Cary, North Carolina
      General Obligation                                    100,000       5.50%   02-01-04      104,585
   Catawba County, North Carolina
      Hospital Revenue                                      100,000       6.20%   10-01-09      107,647
   Charlotte-Mecklenburg Hospital
      Authorized North Carolina Health Care
      System Revenue                                        100,000       5.75%   01-01-12      102,179
   Charlotte, North Carolina Series A
      General Obligation                                    100,000       5.25%   07-01-03      104,461
   Charlotte, North Carolina Water &
      Sewer General Obligation                              100,000       5.70%   02-01-06      107,165
   Charlotte, North Carolina Law Enforcement
      Facilities Project Series A Certificate
      of Participation                                      100,000       6.10%   12-01-15      105,900
   Concord, North Carolina Utilities
      System Revenue                                        200,000       5.75%   12-01-17      204,607
   Concord, North Carolina Utilities
      System Revenue                                        125,000       5.50%   12-01-14      126,237
   Dare County, North Carolina Utilities
      System Revenue                                        100,000       5.75%   06-01-14      103,770
   Durham, North Carolina Public Improvement
      General Obligation                                    100,000       5.10%   02-01-07      102,553
   Durham, North Carolina
      General Obligation Revenue                            100,000       5.80%   02-01-12      105,790
   Fayetteville, North Carolina Public
      Works Commission Revenue                              100,000       4.80%   03-01-07       99,288
   Fayetteville, North Carolina Public
      Works Commission Revenue                              150,000       5.13%   03-01-10      149,492
   Forsyth County, North Carolina
      General Obligation                                    200,000       4.75%   02-01-13      189,339
   Gaston County, North Carolina
      General Obligation                                    175,000       5.70%   03-01-11      181,555
   Gastonia, North Carolina Combined
      Utilities System Revenue                               90,000       5.70%   05-01-06       95,984

(Continued)

                                  THE NORTH CAROLINA TAX FREE BOND FUND

                                        PORTFOLIO OF INVESTMENTS

                                            February 28, 1997
                                               (Unaudited)

---------------------------------------------------------------------------------------------------------
                                                           Principal  Interest    Maturity        Value
                                                              Amount      Rate        Date      (note 1)
---------------------------------------------------------------------------------------------------------


MUNICIPAL OBLIGATIONS - (Continued)

   Gastonia, North Carolina Police Station
      Project Certificate Participation                    $100,000       5.70%   08-01-15     $101,778
   Greensboro, North Carolina
      General Obligation Unlimited                          200,000       5.00%   03-01-12      193,041
   Greensboro, North Carolina Public Improvement
      Series A General Obligation                           100,000       5.80%   04-01-07      106,444
   Greenville, North Carolina Combined
      Enterprise System Revenue                             100,000       6.00%   09-01-10      105,796
   Hickory, North Carolina
      General Obligation                                    100,000       6.50%   05-01-10      108,201
   High Point, North Carolina
      General Obligation Revenue                            100,000       5.60%   03-01-13      101,465
   High Point, North Carolina
      General Obligation                                    200,000       5.00%   03-01-15      188,683
   Lincolnton, North Carolina
      Enterprise System Revenue                             200,000       5.38%   05-01-16      198,349
   Mecklenburg County, North Carolina
      Public Improvement General Obligation                 150,000       5.40%   04-01-04      158,235
   Mecklenburg County, North Carolina
      Public Improvement General Obligation                 200,000       5.50%   04-01-11      206,531
   Morganton, North Carolina Water
      & Sewer General Obligation Revenue                    100,000       5.70%   06-01-14      102,262
   North Carolina Central University
      Housing System Revenue                                200,000       5.80%   11-01-17      206,422
   North Carolina Housing Finance Agency
      Multifamily Series A Revenue                          100,000       5.80%   07-01-13      100,454
   North Carolina Medical Care Commission
      Memorial Mission Hospital Project Revenue             100,000       6.00%   10-01-12      104,974
   North Carolina Medical Care Commission
      Carolina Medicorp Project Revenue                     200,000       5.50%   05-01-15      197,451
   North Carolina Municipal Power Agency -
      Number 1 - Catawba Electric Revenue                   100,000       6.00%   01-01-09      100,201
   North Carolina Municipal Power Agency -
      Number 1 - Catawba Electric Revenue                   100,000       5.75%   01-01-15      102,734
   North Carolina Municipal Power Agency -
      Number 1 - Catawba Electric Revenue                   100,000       6.00%   01-01-15      108,608
   North Carolina State Clean Water
      Series A General Obligation                           100,000       5.20%   06-01-10      101,118
   North Carolina State Clean Water
      Series A General Obligation                           100,000       5.80%   06-01-16      104,222
   Onslow County, North Carolina
      General Obligation                                    100,000       5.70%   03-01-13      102,747
   Pitt County, North Carolina
      General Obligation                                    100,000       6.10%   06-01-08      107,331

(Continued)


                                  THE NORTH CAROLINA TAX FREE BOND FUND

                                        PORTFOLIO OF INVESTMENTS

                                            February 28, 1997
                                               (Unaudited)

--------------------------------------------------------------------------------------------------------
                                                           Principal  Interest    Maturity        Value
                                                              Amount      Rate        Date      (note 1)
--------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS - (Continued)

   Pitt County, North Carolina Memorial
      Hospital Revenue                                     $100,000       5.50%   12-01-15      $98,661
   Raleigh, North Carolina
      General Obligation                                    100,000       6.50%   03-01-08      109,742
   Raleigh, North Carolina
      General Obligation Unlimited                          200,000       5.25%   06-01-12      200,750
   Rowan County, North Carolina
      General Obligation                                    150,000       5.60%   05-01-10      155,033
   Salisbury, North Carolina Water & Sewer
      General Obligation                                    100,000       5.30%   05-01-11       99,368
   Union County, North Carolina
      Enterprise System Revenue                             100,000       5.35%   06-01-09      102,482
   Union County, North Carolina
      Series A General Obligation                           100,000       5.20%   06-01-12       98,238
   Union County, North Carolina
      Series B General Obligation                           100,000       5.30%   05-01-15       97,779
   Wake County, North Carolina Industrial
      Facilities & Pollution Control Financing
      Authority Revenue                                     100,000       6.90%   04-01-09      108,684
   Wilmington, North Carolina Water
      General Obligation Revenue                            100,000       5.60%   06-01-11      102,055
   Winston-Salem, North Carolina
      General Obligation                                    100,000       5.50%   06-01-12      101,386

   Total Municipal Obligations (Cost $ 6,833,021)                                             7,044,943

INVESTMENT COMPANY -  1.00%
      North Carolina Municipal Cash Fund                     73,400                              73,400
      (Cost $ 73,400)

Total Value of Investments (Cost $6,906,421 (a))                                     97.26 %  7,118,343
Other Assets In Excess of Liabilities                                                 2.74 %    200,190
                                                                                      ----      -------
    Net Assets                                                                      100.00 % $7,318,533
                                                                                    ======   ==========

(a)  Aggregate  cost for financial  reporting and federal income tax purposes is
     the  same.  Unrealized  appreciation   (depreciation)  of  investments  for
     financial reporting and federal income tax purposes is as follows:

      Unrealized appreciation                                           $229,952
      Unrealized depreciation                                           (18,030)
                                                                        --------
                  Net unrealized appreciation                           $211,922
                                                                        ========


See accompanying notes to financial statements

                     THE NORTH CAROLINA TAX FREE BOND FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               February 28, 1997
                                  (Unaudited)


ASSETS
   Investments, at value (cost $6,906,421)                       $7,118,343
   Cash                                                              86,459
   Interest receivable                                              114,359
   Prepaid expenses                                                   5,683
   Due from advisor (note 2)                                            837
                                                                -----------
      Total assets                                                7,325,681

LIABILITIES
   Accrued expenses                                                   7,143
   Distributions payable                                                  5
                                                                -----------
      Total liabilities                                               7,148

NET ASSETS
   (applicable to 692,187 shares outstanding; unlimited
   shares of no par value beneficial interest authorized)        $7,318,533
                                                                ===========
NET ASSET VALUE AND REPURCHASE PRICE PER SHARE
   ($7,318,533 / 692,187 shares)                                     $10.57
                                                                ===========

NET ASSETS CONSIST OF
   Paid-in capital                                               $7,198,541
   Undistributed net realized loss on investments                   (91,930)
   Net unrealized appreciation on investments                       211,922
                                                                -----------
                                                                 $7,318,533
                                                                ===========


See accompanying notes to financial statements

                     THE NORTH CAROLINA TAX FREE BOND FUND

                            STATEMENT OF OPERATIONS

                         Period ended February 28, 1997
                                  (Unaudited)


INVESTMENT INCOME

   Income
      Interest                                                       $179,229
      Dividends                                                         1,990
                                                                   ----------
         Total income                                                 181,219
                                                                   ----------
   Expenses
      Investment advisory fees (note 2)                                11,697
      Fund administration fees (note 2)                                 5,013
      Service fees (note 3)                                             8,355
      Custody fees                                                      2,791
      Registration and filing administration fees                         136
      Fund accounting fees (note 2)                                    10,413
      Audit fees                                                        3,533
      Legal fees                                                        5,057
      Securities pricing fees                                           2,018
      Shareholder recordkeeping fees                                      473
      Minimum operating fees (note 2)                                   1,965
      Shareholder servicing expenses                                    2,538
      Registration and filing expenses                                  1,314
      Printing expenses                                                 1,276
      Trustee fees and meeting expenses                                 3,153
      Other operating expenses                                          2,713
                                                                   ----------
         Total expenses                                                62,445

         Less:
            Expense reimbursements (note 2)                            (7,028)
            Investment advisory fees waived (note 2)                  (11,697)
            Fund administration fees waived (note 2)                   (6,978)
            Service fees waived (note 2)                               (8,355)
                                                                   ----------
         Net expenses                                                  28,387
                                                                   ----------
            Net investment income                                     152,832
                                                                   ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain from investment transactions                       1,821
   Increase in unrealized appreciation on investments                 155,429
                                                                   ----------
      Net realized and unrealized gain on investments                 157,250
                                                                   ----------
         Net increase in net assets resulting from operations        $310,082
                                                                   ==========




See accompanying notes to financial statements

                                THE NORTH CAROLINA TAX FREE BOND FUND

                                 STATEMENTS OF CHANGES IN NET ASSETS
                                             (Unaudited)



                                                                          Period ended  Year ended
                                                                           February 28  August 31,
                                                                              1997         1996
INCREASE IN NET ASSETS                                                     -----------  ----------

  Operations
     Net investment income                                                   $152,832     $239,837
     Net realized gain  from investment transactions                            1,821        8,543
     Increase (decrease) in unrealized appreciation on investments            155,429      (64,001)
                                                                           ----------   ----------
        Net increase in net assets resulting from operations                  310,082      184,379
                                                                           ----------   ----------
  Distributions to shareholders from
     Net investment income                                                   (152,832)    (241,358)
                                                                           ----------   ----------
  Capital share transactions
     Increase in net assets resulting from capital share transactions (a)     760,776    2,274,337
                                                                           ----------   ----------
           Total increase in net assets                                       918,026    2,217,358
                                                                           ==========   ==========
NET ASSETS

  Beginning of period                                                       6,400,507    4,183,149
                                                                           ----------   ----------
  End of period (including undistributed net investment income of $0       $7,318,533   $6,400,507
           at February 28, 1997 and $0 at August 31, 1996)                 ==========   ==========


(a) A summary of capital share activity follows:
---------------------------------------------------------------------------------------------------
                                                      Period ended                 Year ended
                                                    February 28, 1997            August 31, 1996
---------------------------------------------------------------------------------------------------
                                                    Shares         Value       Shares        Value
                                                  --------    ----------     --------   ----------
Shares sold                                        112,065    $1,178,408      273,835   $2,873,661
Shares issued for reinvestment
  of distributions                                  11,956       125,940       19,626      204,428
                                                  --------    ----------     --------   ----------
                                                   124,021     1,304,348      293,461    3,078,089

Shares redeemed                                    (51,745)     (543,572)     (77,223)    (803,752)
                                                  --------    ----------     --------   ----------
  Net increase                                      72,276      $760,776     $216,238   $2,274,337
                                                  ========    ==========     ========   ==========

See accompanying notes to financial statements

                                                 THE NORTH CAROLINA TAX FREE BOND FUND

                                                          FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Period)
                                                              (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      For the
                                                                                                                  period from
                                                                                                             January 13, 1993
                                                                                                                (commencement
                                                         Period ended    Year ended   Year ended    Year ended  of operations
                                                          February 28,    August 31,   August 31,    August 31,     August 31,
                                                                 1997          1996         1995          1994           1993
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.32        $10.36       $10.02        $10.40         $10.00

   Income from investment operations
      Net investment income                                      0.24          0.48         0.45          0.42           0.24
      Net realized and unrealized gain (loss) on investments     0.25         (0.04)        0.34         (0.38)          0.40
                                                              -------       -------      -------       -------        -------
         Total from investment operations                        0.49          0.44         0.79          0.04           0.64

   Distributions to shareholders from
      Net investment income                                     (0.24)        (0.48)       (0.45)        (0.42)         (0.24)
                                                              -------       -------      -------       -------        -------
Net asset value, end of period                                 $10.57        $10.32       $10.36        $10.02         $10.40
                                                              =======       =======      =======       =======        =======
Total return                                                     4.75%         4.33%        8.16%         0.38%         10.43%
                                                              =======       =======      =======       =======        =======
Ratios/supplemental data

   Net assets, end of period                               $7,318,533    $6,400,507   $4,183,149    $3,929,053     $2,423,995
                                                         ============    ==========   ==========    ==========     ==========
   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees              1.88%(a)      2.24%        2.76%         3.26%          3.50%(a)
      After expense reimbursements and waived fees               0.85%(a)      0.85%        0.85%         0.84%          0.77%(a)

   Ratio of net investment income to average net assets
      Before expense reimbursements and waived fees              3.55%(a)      3.21%        2.65%         1.67%          1.25%(a)
      After expense reimbursements and waived fees               4.58%(a)      4.60%        4.56%         4.09%          3.98%(a)

   Portfolio turnover rate                                       1.56%         9.96%       83.12%        22.82%          0.00%

   Average broker commission per share                          $0.00
-----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
See accompanying notes to financial statements

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1997
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The North Carolina Tax Free Bond Fund (the "Fund") is a non-diversified series of shares of beneficial interest of the Albemarle Investment Trust (the "Trust"). The Trust is an open-ended investment company which was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940. The Fund began operations on January 13, 1993. The investment objective is to provide current income exempt from Federal income taxes and from the personal income taxes of North Carolina, to preserve capital, and to protect the value of the portfolio against the effects of inflation. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price on the day of valuation. Other securities are valued at the most recent bid price. Securities for which market quotations are not readily available are valued by an independent pricing service which takes into consideration institutional bid and last sale prices, securities prices, yields, maturities, call features, ratings and institutional trading in similar groups of securities; or if not available from the pricing service, the value of a security is determined following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     The Fund invests in debt instruments of municipal issuers within the state of North Carolina. The issuers' abilities to meet their obligations may be affected by economic developments in the state of North Carolina.

B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

     Net realized gains (losses) may differ for financial statements and tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for tax purposes.

C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis.

D. Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Fund generally declares dividends daily, payable monthly on a date selected by the Fund's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending August 31.

     The Fund has capital loss carryforwards for federal income tax purposes of $69,382 which expire in the year 2003. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

     Of the $152,832 of distributions to shareholders ($0.24 per share) during the period ended February 28, 1997, the Fund has determined that $152,832 ($0.24 per share) qualify as exempt-

                                                                     (Continued)

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1997
                                   (Unaudited)



     interest dividends for federal income tax purposes. Shareholders are advised to consult with their professional tax advisor regarding the state income tax implications of these distributions.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimates.

F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement (commenced April 1, 1994), Boys, Arnold & Company, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.35% of the Fund's average daily net assets. Prior to April 1, 1994, T. Leavell & Associates acted as investment advisor to the Fund and received a fee at the annual rate of 0.25% of the Fund's first $100 million of average daily net assets and 0.10% of average daily net assets over $100 million. For the period ending February 28, 1997, the Advisor has voluntarily waived its fees amounting to $11,697 ($0.02 per share) and has reimbursed the Fund for operating expenses totalling $7,028 to limit those expenses to no more than 0.85% of the average annual net assets of the Fund.

The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.15% of the Fund's average daily net assets. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administrative, accounting, and recordkeeping services shall not be less than $3,000 per

                                                                     (Continued)

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1997
                                   (Unaudited)


month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived fees of $6,978 ($0.01 per share) for the period ending February 28, 1997.

Certain trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - SHAREHOLDER SERVICING FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, adopted a Shareholder Servicing Fee Plan (the "Plan"). The Plan regulates the manner in which a regulated investment company may assume expenses from the servicing and maintenance of shareholder accounts.

The Plan provides that the Fund may incur certain expenses for payment to persons for providing services including, but not limited to, responding to shareholder inquiries, providing information on shareholders' investments in the Fund, and providing such other shareholder services as the Trust may reasonably request. The basis for amounts paid under the Plan is determined by the Board of Trustees. Expenses pursuant to the Plan may not exceed 0.25% of the Fund's average daily net assets per annum since inception of the Plan, nor exceed 0.25% per annum of the average net assets of the shareholder accounts being serviced. Such fees were waived in their entirety in the current year.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   investments,
aggregated $791,363 and $102,600, respectively, for the period ended February 28, 1997.